Due to Depositors (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amounts due to depositors
Non-interest bearing demand	$ 85,646,805	$ 75,809,939
Savings	133,175,156	116,039,419
Money market and interest-bearing checking	275,102,952	235,278,101
Time deposits	141,904,861	139,828,818
Mortgage escrow funds	1,419,866	1,308,333
Total due to depositors	637,249,640	568,264,610
Time deposits with balances in excess of $100,000	54,984,600	52,473,111
Amount
One year or less	97,436,134	94,391,579
One to two years	18,136,075	18,576,084
Two to three years	11,662,198	9,155,966
Three to four years	8,224,229	9,247,660
Four to five years	6,445,647	8,457,529
Over five years	578	0
Total time deposits	$ 141,904,861	$ 139,828,818
Percent
One year or less	68.70%	67.50%
One to two years	12.80%	13.30%
Two to three years	8.20%	6.60%
Three to four years	5.80%	6.60%
Four to five years	4.50%	6.00%
Over five years	0.00%	0.00%
Total time deposits	100.00%	100.00%